Accumulated Other Comprehensive Loss - Additional information (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expense Reclassified	$ 2.1
Funded Status of Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expense Reclassified		$ (1.5)	$ (1.2)	$ (1.0)
Cost of Goods Sold | Funded Status of Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expense Reclassified		(0.5)	(0.5)	(0.4)
Selling, general and administrative expense | Funded Status of Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expense Reclassified		$ (1.0)	$ (0.7)	$ (0.6)